Earnings/(Loss) per Share	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Earnings/(Loss) per Share

 17.Earnings/(loss) per Share

Basic earnings/(loss) per common share is presented under the two-class method and is computed by dividing the earnings/(loss) available to common shareholders by the weighted average number of common shares outstanding for the period.

Under the two-class method, net income/(loss), if any, is first reduced by the amount of dividends declared in respect of common shares for the current period, if any, and the remaining earnings are allocated to common shares and participating securities to the extent that each security can share the earnings assuming all earnings for the period are distributed. The Class B common shareholders’ dividend rights are subordinated to those of holders of Class A common shares (see note 15). Net income/(loss) for the relevant period is allocated based on the contractual rights of each class of security and as there was insufficient net income to allow any dividend on the Class B common shares no earnings were allocated to Class B common shares. The net loss allocated to Class A and Series C share was based on an as converted basis utilizing the two-class method.

Losses are only allocated to participating securities in a period of net loss if, based on the contractual terms, the relevant common shareholders have an obligation to participate in such losses. No such obligation exists for Class B common shareholders and, accordingly, losses would only be allocated to the Class A common shareholders and Series C preferred shareholders. Net loss should only be allocated to Class A common shareholders and Series C preferred shareholders.

At December 31, 2018, there were no unvested awards under any of the Company’s incentive Plans. As at December 31, 2017, there were 62,500 restricted stock units granted and unvested as part of management’s equity incentive plan. As of December 31, 2018, only Class A and B common shares and Series C preferred shares were participating securities.

Numerator:	December 31, 2018	December 31, 2017	December 31, 2016
Net loss attributable to common shareholders	$(60,426)	$(77,328)	$(68,157)
Undistributed loss attributable to Series C participating preferred shares	12,110	—	—
Net loss available to common shareholders, basic and diluted	(48,316)	(77,328)	(68,157)

Net Loss available to:
Class A, basic and diluted	(48,316)	(77,328)	(68,157)
Class B, basic and diluted	—	—	—

Denominator:
Class A Common shares
Basic weighted average number of common shares outstanding	$6,514,390	$5,946,986	$5,944,294
Weighted average number of RSUs without service conditions	—	50,000	37,500
Common share and common share equivalents, basic and diluted	6,514,390	5,996,986	5,981,794

Class B Common shares
Basic weighted average number of common shares outstanding	925,745	925,745	925,745
Common shares, basic and diluted	$925,745	$925,745	$925,745

Basic and diluted common loss per share:
Class A	(7.42)	(12.89)	(11.39)
Class B	—	—	—

Series C Preferred Shares-basic and diluted loss per share:
Undistributed loss attributable to Series C participating preferred shares	(12,110)	—	—
Basic and diluted weighted average number of Series C Preferred shares outstanding, as converted	$1,632,709	$—	$—
Basic and diluted loss per share	(7.42)	—	—